Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Schedule of Corporation’s Subsidiaries and Related Interest	The following table shows the Corporation’s subsidiaries and related interest as of December 31, 2022 and 2023:
	2022			2023
In percentage	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by non-controlling interests (%)	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
Cumbra Peru S.A.	99.39%	-	0.61%	99.53%	-	0.47%
- Morelco S.A.S.	-	100.00%	-	-	100.00%	-
- GyM Chile S.p.A.	-	100.00%	-	-	100.00%	-
- Vial y Vives - DSD S.A.	-	99.16%	0.84%	-	99.16%	0.84%
- Cumbra Inversiones Colombia S.A.S.	-	100.00%	-	-	100.00%	-
Cumbra Ingenieria S.A.	89.41%	-	10.59%	89.41%	-	10.59%
- Ecologia Tecnologia Ambiental S.A.C.	-	100.00%	-	-	100.00%	-
- GM Ingenieria y Construccion de CV	-	100.00%	-	-	100.00%	-
- Cumbra Ingenieria Chile S.p.A.	-	-	-	-	100.00%	-
- GM Ingenieria Bolivia S.R.L.	-	98.57%	1.43%	-	-	-
Energy:
Unna Energia S.A.	95.00%	-	5.00%	95.00%	-	5.00%
- Oiltanking Andina Services S.A.	-	50.00%	50.00%	-	50.00%	50.00%
- Transportadora de Gas Natural Comprimido Andino S.A.C.	-	100.00%	-	-	100.00%	-
Infrastructure:
Unna Transporte S.A.C.	100.00%	-	-	100.00%	-	-
Tren Urbano de Lima S.A.	75.00%	-	25.00%	75.00%	-	25.00%
Carretera Andina del Sur S.A.C	100.00%	-	-	100.00%	-	-
Red Vial 5 S.A.	18.20%	48.80%	33.00%	18.20%	48.80%	33.00%
Carretera Sierra Piura S.A.C.	99.96%	0.04%	-	99.96%	0.04%	-
Concesionaria Via Expresa Sur S.A.	98.89%	1.11%	-	98.89%	1.11%	-
Real Estate:
Viva Negocio Inmobiliario S.A.C.	99.54%	-	0.46%	99.54%	-	0.46%
Parent company and other entities:
AENZA Servicios Corporativos S.A.C.	100.00%	-	-	100.00%	-	-
Promotora Larcomar S.A.	46.55%	-	53.45%	46.55%	-	53.45%
Negocios del Gas S.A.	99.99%	0.01%	-	99.99%	0.01%	-
Agenera S.A.	99.00%	1.00%	-	99.00%	1.00%	-
Inversiones en Autopistas S.A.	1.00%	99.00%	-	1.00%	99.00%	-
Cam Holding S.p.A.	100.00%	-	-	100.00%	-	-

Schedule of Concessions Held by the Corporation	Find below the concessions held by the Corporation as of December 31, 2022 and 2023:
Name of Concessionaire	Description	Estimated investment	Consideration	Interest	Concession termination	Accounting model
Carretera Andina del Sur S.A.	This company operates and maintains a highway of 750 km from San Juan de Marcona Port to Urcos, Peru, which is connected to the Interoceanica highway. The highway has five tolls and three weigh stations.	US$ 99 million	Transaction secured by the Peruvian Government comprising annual payments for highway maintenance and operation, under responsibility of the Ministerio de Transporte y Comunicaciones (MTC).	100.00%	2032	Financial asset

Carretera Sierra Piura S.A.C.	This company regularly operates and maintains a highway of 78 km, which connects Buenos Aires and Canchaque towns in Peru. The highway has one toll.	US$ 31 million	Transaction secured by the Peruvian Government regardless traffic volume. Revenue is secured by an estimated annual amount of US$ 1.4 million.	100.00%	2025	Financial asset

Concesionaria La Chira S.A.	Design, financing, construction, operation, and maintenance of “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira” project. About 25% of sewage of Lima is treated under this project.	S/ 450 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2037	Financial asset

Tren Urbano de Lima S.A.	Concession to operate the Electric Mass Transportation System of Lima and Callao, Line 1 Villa El Salvador - Avenida Grau - San Juan de Lurigancho, the only railway system in Lima Metropolitana, including (i) operation and maintenance of existing trains (24 trains as initial investment and 20 additional trains) and (ii) operation and maintenance of the railway system (railway and infrastructure).	S/ 566 million	Transaction secured by the Peruvian Government through a quarterly payment made by the MTC based on kilometers per train.	75.00%	2041	Financial asset

Red Vial 5 S.A.	Operation and maintenance of the highway connecting Lima to the northwest of Peru. This highway is 183km long and is known as Red Vial 5, from Ancon to Pativilca and has three tolls.	US$ 187 million	Collected from users (self-funded concession; revenue comes from toll collection).	67.00%	2028	Intangible

Concesionaria Via Expresa Sur S.A.	Design, financing, construction, operation and maintenance of the infrastructure associated with the Via Expresa Sur project.	-	Contract whereby the Company was entitled to charge users a toll rate; the Peruvian State guaranteed to pay the Company an amount to cover the deficit between the amount charged to users and the annual limits stipulated in the contract. On December 16, 2022, the Metropolitan Municipality of Lima and the Concessionaire Via Expressa Sur declared the expiration of the Concession Contract.	100.00%	2022	Financial asset

Schedule of Corporation’s Major Joint Operations	As of December 31, 2021, 2022 and 2023, the Corporation participates in 39, 38 and 37 joint operations with third parties, respectively. The table below lists the main joint operations in which the Corporation participates.
	Percentage of interest
Joint operations	2021	2022	2023
AENZA S.A.A.
- Concesionaria La Chira S.A.	50%	50%	50%
Cumbra Peru S.A.
- Consorcio Huacho Pativilca	67%	67%	67%
- Consorcio GyM – CONCIVILES	67%	67%	67%
- Consorcio Chicama – Ascope	50%	50%	50%
- Consorcio Constructor Alto Cayma	50%	50%	50%
- Consorcio Ermitaño	50%	50%	50%
- Consorcio GyM-Stracon	50%	50%	50%
- Consorcio HV GyM	50%	50%	50%
- Consorcio La Chira	50%	50%	50%
- Consorcio Lima Actividades Comerciales Sur	50%	50%	50%
- Consorcio Lima Actividades Sur	50%	50%	50%
- Consorcio Rio Urubamba	50%	50%	50%
- Consorcio Alto Cayma	49%	49%	49%
- Consorcio La Gloria	49%	49%	49%
- Consorcio Norte Pachacutec	49%	49%	49%
- Consorcio Italo Peruano	48%	48%	48%
- Consorcio Vial Quinua	46%	46%	46%
- Consorcio Constructor Ductos del Sur	29%	29%	29%
- Consorcio Constructor Chavimochic	27%	27%	27%
- Consorcio Intipunku	49%	49%	49%
Unna Energia S.A.
- Consorcio Terminales	50%	50%	50%
- Terminales del Peru	50%	50%	50%
Unna Transporte S.A.C.
- Consorcio Peruano de Conservación	50%	50%	50%
- Consorcio Manperan	67%	67%	67%
- Consorcio Vial Sierra	100%	100%	100%
- Consorcio Vial Ayahuaylas	99%	99%	99%
- Consorcio Vial Sullana	99%	99%	99%
- Consorcio Vial del Sur	99%	99%	99%
- Consorcio Obras Viales	99%	-	-
Cumbra Ingenieria S.A.
- Consorcio Vial la Concordia	88%	88%	88%
- Consorcio GMI- Haskoningdhv	70%	70%	70%
- Consorcio Supervisor Ilo	55%	55%	55%
- Consorcio Poyry-GMI	40%	40%	40%
- Consorcio Internacional Supervision Valle Sagrado	33%	33%	33%
- Consorcio Ecotec – GMI – PIM	90%	90%	90%
- Consorcio Ribereno Chinchaycamac	100%	100%	100%
- Consorcio Supervisor GRH	83%	83%	83%
- Consorcio Ecotec – GMI	100%	100%	100%